S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Jun. 03, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	RAAQ Sponsor LLC
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	4,240,000 IQM ADSs upon the conversion of 4,240,000 RAAQ Class B Ordinary Shares following the Sponsor Forfeiture.3,750,000 IQM Warrants upon the conversion of 3,750,000 Private Placement Warrants.Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination.